Related Party Transactions (Details) - USD ($)			2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 02, 2021	Dec. 30, 2020	Mar. 02, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 01, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000			$ 25,000
Payment received per share (in Dollars per share)		$ 0.003			$ 0.003
Shares subject to forfeiture					1,125,000
Due from sponsor				$ 563
Repaid to related party	$ 174,407		$ 174,407	1,350	$ 1,000,000	$ 174,407
Working capital loans convertible into warrants	$ 0		$ 0	$ 1,500,000	$ 1,500,000
Warrant price per share (in Dollars per share)				$ 1.50	$ 1.50
Repayment of promissory note - related party					$ 175,000
Office space, secretarial and administrative services				$ 10,000	$ 10,000
Administrative fees				$ 40,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Gross proceeds	$ 345,000,000				$ 6,000,000
Purchase shares (in Shares)	34,500,000		10,000,000
Net Tangible assets				$ 5,000,001
Commitment of equity funds				100,000,000
Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds			$ 100,000,000	$ 100,000,000
Purchase shares (in Shares)				10,000,000
Price per share (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor agreed to loan					$ 300,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description				The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares and any Class A common stock issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the company’s initial stockholders with respect to any Founder Shares. Notwithstanding the foregoing, the Founder Shares will be released from the Lock-up if the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after the company’s initial Business Combination.
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Consideration share (in Shares)		8,625,000			8,625,000
Common stock par value (in Dollars per share)	0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Class A Common Sock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)	0.0001		$ 0.0001		$ 0.0001
Class A Common Sock [Member] | Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase			$ 100,000,000	$ 100,000,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00